Segment Information - Summary Of Company's Segments And A Reconciliation Of The Total Segment Gross Margin To Loss Before Income Taxes (Detail) - Bird Rides [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Gross margin	$ 13,463,000	$ 1,081,000	$ 31,242,000	$ (21,668,000)	$ (23,534,000)	$ (135,675,000)
Loss before income taxes	(36,888,000)	(43,735,000)	(156,644,000)	(163,947,000)	(208,166,000)	(387,206,000)
Sharing [Member]
Revenues:
Cost of sharing, exclusive of depreciation	33,312,000	24,517,000	77,041,000	55,378,000	71,628,000	153,646,000
NA [Member]
Revenues:
Gross margin				(2,179,000)
Other [Member]
Revenues:
Gross margin		1,081,000
Reportable Geographical Components [Member]
Revenues:
Total Revenues	65,406,000	40,185,000	151,120,000	70,683,000	94,601,000	150,524,000
Cost of sharing, exclusive of depreciation					(71,628,000)	(153,646,000)
Cost of product sales					(22,716,000)	(20,319,000)
Depreciation on revenue earning vehicles	17,253,000	7,904,000	33,811,000	18,033,000	(23,791,000)	(112,234,000)
Gross margin	13,463,000		31,242,000	(21,668,000)	(23,534,000)	(135,675,000)
Total expenses	50,351,000	44,816,000	187,886,000	142,279,000	(184,632,000)	(251,531,000)
Loss before income taxes	(36,888,000)	(43,735,000)	(156,644,000)	(163,947,000)	(208,166,000)	(387,206,000)
Reportable Geographical Components [Member] | Sharing [Member]
Revenues:
Revenue	64,027,000	33,579,000	142,314,000	59,320,000	79,941,000	140,448,000
Cost of sharing, exclusive of depreciation	33,312,000	24,517,000	77,041,000	55,378,000
Reportable Geographical Components [Member] | Product Sales [Member]
Revenues:
Revenue	1,379,000	6,606,000	8,806,000	11,363,000	14,660,000	10,076,000
Cost of product sales	1,378,000	6,683,000	9,026,000	18,940,000
Reportable Geographical Components [Member] | NA [Member]
Revenues:
Total Revenues	46,895,000	29,786,000	116,038,000	50,174,000	69,917,000	115,211,000
Cost of sharing, exclusive of depreciation					(40,532,000)	(118,239,000)
Cost of product sales					(14,220,000)	(16,060,000)
Depreciation on revenue earning vehicles	6,871,000	2,595,000	14,285,000	8,720,000	(11,456,000)	(88,021,000)
Gross margin	15,385,000	5,995,000	33,658,000		3,709,000	(107,109,000)
Reportable Geographical Components [Member] | NA [Member] | Sharing [Member]
Revenues:
Revenue	46,083,000	23,298,000	108,764,000	41,052,000	57,704,000	108,260,000
Cost of sharing, exclusive of depreciation	23,742,000	15,232,000	60,414,000	32,682,000
Reportable Geographical Components [Member] | NA [Member] | Product Sales [Member]
Revenues:
Revenue	812,000	6,488,000	7,274,000	9,122,000	12,213,000	6,951,000
Cost of product sales	897,000	5,964,000	7,681,000	10,951,000
Reportable Geographical Components [Member] | EMEA [Member]
Revenues:
Total Revenues	18,511,000	10,398,000	35,082,000	20,299,000	24,473,000	34,292,000
Cost of sharing, exclusive of depreciation					(30,339,000)	(33,521,000)
Cost of product sales					(8,324,000)	(4,180,000)
Depreciation on revenue earning vehicles	10,382,000	5,309,000	19,526,000	8,902,000	(11,929,000)	(19,919,000)
Gross margin	(1,922,000)	(4,904,000)	(2,416,000)	(18,307,000)	(26,119,000)	(23,328,000)
Reportable Geographical Components [Member] | EMEA [Member] | Sharing [Member]
Revenues:
Revenue	17,944,000	10,281,000	33,550,000	18,230,000	22,198,000	31,229,000
Cost of sharing, exclusive of depreciation	9,570,000	9,274,000	16,627,000	21,888,000
Reportable Geographical Components [Member] | EMEA [Member] | Product Sales [Member]
Revenues:
Revenue	567,000	117,000	1,532,000	2,069,000	2,275,000	3,063,000
Cost of product sales	$ 481,000	719,000	1,345,000	7,816,000
Reportable Geographical Components [Member] | Other [Member]
Revenues:
Total Revenues		1,000	0	210,000	211,000	1,021,000
Cost of sharing, exclusive of depreciation					(757,000)	(1,886,000)
Cost of product sales			$ 0		(172,000)	(79,000)
Depreciation on revenue earning vehicles				411,000	(406,000)	(4,294,000)
Gross margin		(10,000)		(1,182,000)	(1,124,000)	(5,238,000)
Reportable Geographical Components [Member] | Other [Member] | Sharing [Member]
Revenues:
Revenue				38,000	39,000	959,000
Cost of sharing, exclusive of depreciation		11,000		808,000
Reportable Geographical Components [Member] | Other [Member] | Product Sales [Member]
Revenues:
Revenue		$ 1,000		172,000	$ 172,000	$ 62,000
Cost of product sales				$ 173,000